UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Aggressive Income Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2005

Date of reporting period: April 30, 2005

Item 1: Schedule of Investments.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)                                                         April 30, 2005
----------------------------------------------------------------------------------------------------------
  Principal
    Amount                                                                                       Value
----------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (2.5%)

              AIR TRANSPORT (0.4%)
$   250,000   ExpressJet Holdings, Inc., 4 1/4%, (each note is convertible to 54.9451 shares
                 of Common Stock at any time) 8/1/23                                           $   205,000
                                                                                               -----------

              GROCERY (0.9%)
    500,000   Wild Oats Markets, Inc., 3 1/4%, (each note is convertible to 56.5099 shares
                 of Common Stock at any time) 5/15/34(1)                                           441,250
                                                                                               -----------

              RETAIL AUTOMOTIVE (0.2%)
    100,000   Pep Boys-Manny, Moe & Jack (The), 4 1/4%, (each note is convertible to 44.6484
                 shares of Common Stock at any time) 6/1/07                                         98,500
                                                                                               -----------
              TOBACCO (1.0%)
    500,000   Vector Group Ltd., 6 1/4%, (each note is convertible to 41.6147 shares of
                 Common Stock at any time) 7/15/08                                                 449,375
                                                                                               -----------

              TOTAL CONVERTIBLE BONDS & NOTES
                 (Cost $1,267,981)                                                               1,194,125
                                                                                               -----------

CORPORATE BONDS & NOTES (85.5%)

              AEROSPACE/DEFENSE (1.6%)
    750,000   Titan Corp. (The), Guaranteed Notes, 8%, 5/15/11                                     781,875
                                                                                               -----------

              AUTO & TRUCK (0.6%)
    400,000   General Motors Corp., Debentures, 8 1/4%, 7/15/23                                    306,037
                                                                                               -----------

              CABLE TV (1.5%)
    750,000   MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13                                          718,125
                                                                                               -----------

              CHEMICAL - DIVERSIFIED (1.2%)
    500,000   Equistar Chemicals L.P., Guaranteed Notes, 10 1/8%, 9/1/08                           550,000
                                                                                               -----------

              CHEMICAL - SPECIALITY (4.2%)
    600,000   ARCO Chemical Co., Debentures, 9.80%, 2/1/20                                         663,000
    800,000   OM Group, Inc., Guaranteed Notes, 9 1/4%, 12/15/11                                   808,000
    500,000   PolyOne Corp., Senior Notes, 8 7/8%, 5/1/12                                          526,250
                                                                                               -----------
                                                                                                 1,997,250
                                                                                               -----------

              COAL (4.6%)
    750,000   Consolidation Coal, Notes, Series MTN, 8 1/4%, 6/1/07(1)                             790,703
    650,000   Massey Energy Co., Notes, 6.95%, 3/1/07                                              661,375
    750,000   Massey Energy Co., Senior Notes, 6 5/8%, 11/15/10                                    750,000
                                                                                               -----------
                                                                                                 2,202,078
                                                                                               -----------

              DIVERSIFIED COMPANY (1.6%)
    500,000   Geon Co. (The), Debentures, 7 1/2%, 12/15/15                                         467,500
    300,000   W.H. Holdings Ltd., Senior Notes, 9 1/2%, 4/1/11                                     319,500
                                                                                               -----------
                                                                                                   787,000
                                                                                               -----------

              DRUG (0.8%)
    500,000   Elan Finance PLC, Senior Notes, 7 3/4%, 11/15/11(1)                                  387,500
                                                                                               -----------

              ELECTRICAL EQUIPMENT (1.6%)
    750,000   Thomas & Betts Corp., Notes, Series MTN "B",  6.39%, 2/10/09                         780,906
                                                                                               -----------

  Principal
    Amount                                                                                       Value
----------------------------------------------------------------------------------------------------------
              ELECTRONICS (1.2%)
    500,000   Avnet, Inc., Notes, 9 3/4%, 2/15/08                                                  557,500
                                                                                               -----------

              ENTERTAINMENT (1.1%)
    500,000   Royal Caribbean Cruises Ltd., Properties, Secured Notes, 7 1/4%, 8/15/06             513,125
                                                                                               -----------

              ENVIRONMENTAL (1.1%)
    500,000   Aleris International, Inc., Secured Notes, 10 3/8%, 10/15/10                         543,750
                                                                                               -----------

              FINANCIAL SERVICES (0.9%)
     43,000   IOS Capital, Inc., Notes, 7 1/4%, 6/30/08                                             44,259
    500,000   Vesta Insurance Group, Inc., Debentures, 8 3/4%, 7/15/25                             382,479
                                                                                               -----------
                                                                                                   426,738
                                                                                               -----------

              FOOD PROCESSING (5.3%)
    600,000   Chiquita Brands International, Inc., Senior Notes, 7 1/2%, 11/1/14                   549,000
    325,000   Gold Kist, Inc., Guaranteed Notes, 10 1/4%, 3/15/14                                  367,250
    500,000   Land O' Lakes, Inc., Senior Notes, 8 3/4%, 11/15/11                                  485,000
    500,000   Sensient Technologies Corp., Notes, 6 1/2%, 4/1/09                                   517,638
    600,000   Smithfield Foods, Inc., Senior Subordinated Notes, 7 5/8%, 2/15/08                   622,500
                                                                                               -----------
                                                                                                 2,541,388
                                                                                               -----------

              GROCERY (1.1%)
    500,000   Delhaize America, Inc., Guaranteed Notes, 7 3/8%, 4/15/06                            513,269
                                                                                               -----------

              HEALTHCARE INFORMATION SYSTEMS (1.3%)
    600,000   Rotech Healthcare, Inc., Guaranteed Notes, 9 1/2%, 4/1/12                            645,000
                                                                                               -----------

              HOME APPLIANCES (0.9%)
    500,000   Applica, Inc., Senior Subordinated Notes, 10%, 7/31/08                               450,000
                                                                                               -----------

              HOME BUILDING (5.4%)
    500,000   Meritage Homes Corp., Guaranteed Notes, 9 3/4%, 6/1/11                               543,750
    600,000   Ply Gem Industries, Inc., Senior Subordinated Notes,  9%, 2/15/12                    519,000
    500,000   Technical Olympic USA, Inc., Guaranteed Notes, 10 3/8%, 7/1/12                       525,000
    500,000   Technical Olympic USA, Inc., Subordinated Notes, 7 1/2%, 3/15/11                     465,000
    500,000   William Lyon Homes, Inc., Guaranteed Notes, 10 3/4%, 4/1/13                          527,500
                                                                                               -----------
                                                                                                 2,580,250
                                                                                               -----------

              HOTEL/GAMING (3.5%)
    600,000   American Casino & Entertaintment, Properties, Secured Notes, 7.85%, 2/1/12           622,500
    500,000   Boyd Gaming Corp., Senior Subordinated Notes, 6 3/4%, 4/15/14                        492,500
    500,000   Hilton Hotels Corp., Senior Notes, 7 1/2, 12/15/17                                   580,137
                                                                                               -----------
                                                                                                 1,695,137
                                                                                               -----------

              INSURANCE - PROPERTY CASUALTY (1.1%)
    500,000   PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27                            517,500
                                                                                               -----------

              MACHINERY (0.7%)
    325,000   JLG Industries, Inc., Senior Subordinated Notes, 8 3/8%, 6/15/12                     338,000
                                                                                               -----------

              MARITIME (1.8%)
    750,000   General Maritime Corp., Senior Notes, 10%, 3/15/13                                   815,625
     34,000   Teekay Shipping Corp., Guaranteed 1st Preferred Shipping Mortgage Notes,
                8.32%, 2/1/06                                                                       34,043
                                                                                               -----------
                                                                                                   849,668
                                                                                               -----------
              MEDICAL SERVICES (1.1%)
    500,000   Res-Care, Inc., Guaranteed Notes, 10 5/8%, 11/15/08                                  530,000
                                                                                               -----------

              METALS & MINING (3.2%)
  1,000,000   USEC, Inc., Senior Notes, 6 5/8%, 1/20/06                                          1,002,500
    500,000   Wolverine Tube, Inc., Guaranteed Notes, 10 1/2%, 4/1/09                              505,000
                                                                                               -----------
                                                                                                 1,507,500
                                                                                               -----------

  Principal
    Amount                                                                                       Value
----------------------------------------------------------------------------------------------------------
              NATURAL GAS - DIVERSIFIED (4.2%)
    726,000   Energy Corp., Senior Subordinated Notes, Series "A", 9 1/2%, 5/15/07                 718,740
  1,250,000   Vintage Petroleum, Inc., Senior Subordinated Notes, 7 7/8%, 5/15/11                1,300,000
                                                                                               -----------
                                                                                                 2,018,740
                                                                                               -----------

              OILFIELD SERVICES/EQUIPMENT (10.4%)
  1,000,000   Bluewater Finance Ltd., Guaranteed Notes, 10 1/4%, 2/15/12                         1,060,000
    167,000   Compagnie Generale de Geophysique S.A., Senior Notes, 10 5/8%, 11/15/07              176,519
    600,000   GulfMark Offshore, Inc., Senior Notes, 7 3/4%, 7/15/14(1)                            606,000
    750,000   Lone Star Technologies, Inc., Guaranteed Notes, Series "B", 9%, 6/1/11               787,500
    316,000   Newpark Resources, Inc., Guaranteed Notes, Series "B", 8 5/8%, 12/15/07              311,260
    600,000   Petroleum Geo-Services, Notes, 10%, 11/5/10                                          669,000
    610,000   Sonat, Inc., Notes, 7 5/8%, 7/15/11                                                  591,700
    750,000   TransMontaigne, Inc., Senior Subordinated Notes, 9 1/8%, 6/1/10                      776,250
                                                                                               -----------
                                                                                                 4,978,229
                                                                                               -----------

              PACKAGING & CONTAINER (1.3%)
    500,000   Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10                                 375,000
    300,000   Tekni-Plex, Inc., Guaranteed Notes, 12 3/4%, 6/15/10                                 247,500
                                                                                               -----------
                                                                                                   622,500
                                                                                               -----------

              PETROLEUM - INTEGRATED (1.7%)
    750,000   Premcor Refining Group, Senior Subordinated Notes, 7 3/4%, 2/1/12                    806,250
                                                                                               -----------

              PETROLEUM - PRODUCING (4.4%)
    250,000   Petroleum Helicopters, Inc., Guaranteed Notes, Series "B", 9 3/8%, 5/1/09            261,250
    700,000   Stone Energy Corp., Senior Subordinated Notes, 8 1/4%, 12/15/11                      717,500
  1,000,000   Western Oil Sands, Inc., Secured Notes, Class "A", 8 3/8%, 5/1/12                  1,109,750
                                                                                               -----------
                                                                                                 2,088,500
                                                                                               -----------
              R.E.I.T. (1.7%)
    250,000   Crescent Real Estate Equities, Senior Notes, 9 1/4%, 4/15/09                         262,542
    500,000   Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12                       542,500
                                                                                               -----------
                                                                                                   805,042
                                                                                               -----------

              RETAIL - SPECIAL LINES (4.6%)
    750,000   Blockbuster, Inc., Senior Subordinated Notes, Class "A",  9%, 9/1/12(1)              671,250
    750,000   Broder Brothers, Senior Notes, 11 1/4%, 10/15/10                                     798,750
    750,000   Phillips-Van Heusen Corp., Senior Notes, 7 /14%, 2/15/11                             750,000
                                                                                               -----------
                                                                                                 2,220,000
                                                                                               -----------

              RETAIL STORE (2.1%)
    410,000   Dillard's, Inc., Notes, Class "A", 7.85%, 10/1/12                                    431,525
    500,000   Dollar General Corp., Guaranteed Notes, 8 5/8%, 6/15/10                              555,000
                                                                                               -----------
                                                                                                   986,525
                                                                                               -----------

              SHOE (1.6%)
    750,000   Payless ShoeSource, Inc., Senior Subordinated Notes, 8 1/4%, 8/1/13                  765,000
                                                                                               -----------

              STEEL (2.7%)
    800,000   Allegheny Technologies, Inc., Notes, 8 3/8%, 12/15/11                                836,000
    421,000   United States Steel Corp., Senior Notes, 9 3/4%, 5/15/10                             463,100
                                                                                               -----------
                                                                                                 1,299,100
                                                                                               -----------

              TELECOMMUNICATION SERVICES (2.2%)
    500,000   Alamosa Delaware, Inc., Senior Notes, 8 1/2%, 1/31/12                                517,500
    500,000   Syniverse Technologies, Inc., Guaranteed Notes, Series "B", 12 3/4%, 2/1/09          555,000
                                                                                               -----------
                                                                                                 1,072,500
                                                                                               -----------
              TRUCKING (1.2%)
    500,000   Roadway Corp., Guaranteed Notes, 8 1/4%, 12/1/08                                     553,251
                                                                                               -----------

              TOTAL CORPORATE BONDS & NOTES
                 (Cost $39,920,030)                                                             40,935,233
                                                                                               -----------

  Number of
   Shares                                                                                        Value
----------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.4%)

              BEVERAGE  (1.0%)
     12,000   Constellation Brands, Inc., Par $25 (each share is convertible to 1.4638 shares
                 of Common Stock @ $27.68) 5 3/4%, 9/1/06                                          480,000
                                                                                               -----------

              MEDICAL SUPPLIES (0.4%)
      3,000   Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares
                 of Common Stock @ $36.97) 7%, 2/16/06                                             167,100
                                                                                               -----------

              TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $438,922)                                                                    647,100
                                                                                               -----------

PREFERRED STOCKS (0.5%)

              R.E.I.T.
     10,000   Health Care REIT, Inc., Series "F", 7 5/8%,                                          253,000
                                                                                               -----------

              TOTAL PREFERRED STOCKS
               (Cost $250,000)                                                                     253,000
                                                                                               -----------

WARRANTS (0.0%)

              TELECOMMUNICATION SERVICES (0.0%)
      2,490   XO Communications, Inc., Series "A", Expiring 1/16/10(2)                                 872
      1,868   XO Communications, Inc., Series "B", Expiring 1/16/10(2)                                 411
      1,868   XO Communications, Inc., Series "C", Expiring 1/16/10(2)                                 248
                                                                                               -----------

              TOTAL WARRANTS
                (Cost $0)                                                                            1,531
                                                                                               -----------

COMMON STOCKS (5.0%)

              AEROSPACE/DEFENSE (0.2%)
      3,300   United Industrial Corp.                                                               92,763
                                                                                               -----------

              BIOTECHNOLOGY (0.1%)
     10,000   Savient Pharmaceuticals, Inc.(2)                                                      27,600
                                                                                               -----------

              COMPUTER & PERIPHERALS (0.2%)
      6,000   Identix, Inc.(2)                                                                      31,740
     10,000   Quantum Corp.(2)                                                                      24,000
     25,000   Silicon Graphics, Inc.(2)                                                             19,500
                                                                                               -----------
                                                                                                    75,240
                                                                                               -----------
              ELECTRICAL UTILITY - WEST (0.2%)
      5,000   Xcel Energy, Inc.                                                                     85,900
                                                                                               -----------

              ELECTRONICS (0.1%)
      8,000   Bookham, Inc.(2)                                                                      24,000
     10,000   Valence Technology, Inc.(2)                                                           20,000
                                                                                               -----------
                                                                                                    44,000
                                                                                               -----------
              ENVIRONMENTAL (0.0%)
      5,000   Perma-Fix Environmental Services, Inc.(2)                                              9,150
                                                                                               -----------

              INSURANCE - LIFE (0.1%)
      6,000   Phoenix Companies, Inc. (The)                                                         67,980
                                                                                               -----------

              NATURAL GAS - DISTRIBUTION (0.9%)
      5,000   Nicor, Inc.                                                                          184,850
      4,000   Northern Border Partners L.P.                                                        183,600
      8,000   SEMCO Energy, Inc.(2)                                                                 41,920
                                                                                               -----------
                                                                                                   410,370
                                                                                               -----------

  Principal
  Amount or
  Number of
   Shares                                                                                        Value
----------------------------------------------------------------------------------------------------------
              PAPER & FOREST PRODUCTS (0.3%)
      6,000   Delta & Pine Land Co.                                                                151,200
                                                                                               -----------

              PETROLEUM - INTEGRATED (1.6%)
      5,000   BP Prudhoe Bay Royalty Trust                                                         304,250
      4,000   Marathon Oil Corp.                                                                   186,280
     15,000   Pengrowth Energy Trust, Class "A"                                                    302,550
                                                                                               -----------
                                                                                                   793,080
                                                                                               -----------

              PRECIOUS METALS (0.2%)
       5,000  Agnico-Eagle Mines Ltd.                                                               65,750
      12,000  Coeur d'Alene Mines Corp.(2)                                                          37,080
                                                                                               -----------
                                                                                                   102,830
                                                                                               -----------

              R.E.I.T. (1.0%)
     10,000   Crescent Real Estate Equities, Co.                                                   168,000
     25,000   GMH Communities Trust                                                                293,750
                                                                                               -----------
                                                                                                   461,750
                                                                                               -----------

              RECREATION (0.0%)
      4,000   Meade Instruments Corp.(2)                                                            11,840
                                                                                               -----------

              SEMICONDUCTOR (0.0%)
     10,000    ANADIGICS, Inc.(2)                                                                   14,400
                                                                                               -----------

              TELECOMMUNICATION EQUIPMENT (0.0%)
      5,000   Captaris, Inc.(2)                                                                     18,300
                                                                                               -----------

              WIRELESS NETWORKING (0.1%)
      5,000   Alvarion Ltd.(2)                                                                      43,650
                                                                                               -----------

              TOTAL COMMON STOCKS
                (Cost $2,315,983)                                                                2,410,053
                                                                                               -----------

              TOTAL INVESTMENT SECURITIES (94.9%)
                (Cost $44,192,916)                                                              45,441,042
                                                                                               -----------

REPURCHASE AGREEMENT (2.7%)
   (including accrued interest)
$ 1,300,000   Collateralized by $1,300,000 U.S. Treasury Bonds 6 3/8% due 8/15/27,               1,300,303
                with a value of $1,315,329 (with UBS Warburg LLC., 2.80%,                      -----------
                dated 4/29/05, due 5/2/05 delivery value $1,300,303)


              TOTAL REPURCHASE AGREEMENTS
                (Cost $1,300,303)

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)                              1,169,042
                                                                                               -----------

              NET ASSETS (100.0%)                                                              $47,910,387
                                                                                               ===========

              NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                 SHARE ($47,910,387 / 9,622,549 shares of beneficial interest outstanding)     $      4.98
                                                                                               ===========

(1)   144A Security where certain conditions for public sale may exist.

(2)   Non-income producing security.

                                                                                                Total Net
                                                                                               Unrealized
  Total Cost               Appreciation                   Depreciation                        Appreciation
----------------------------------------------------------------------------------------------------------
$  44,192,916              $  2,230,681                   $ 982,555                            $ 1,248,126

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      ---------------------------
      Jean B. Buttner, President

Date: 06/29/2005
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 06/29/2005
      ---------------------------